Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The financial statements of the Plan are prepared under the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and changes therein, and disclosures. Actual results could differ from those estimates.

Contributions

Contributions

Contributions from participants are recorded as they are withheld from the participants’ wages. Contributions from the Employer are recorded in the period in which the related participant contributions are due.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses

Administrative Expenses

Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Investment related expenses are included in net appreciation (depreciation) in fair value of investments.